Employee Benefit Plan, Statement of Net Asset Available for Benefit - EPB 012 [Member] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan, Statement of Net Asset Available for Benefit [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 3,571.0	$ 3,165.0
Employee Benefit Plan, Receivable for Investment Income	3.4	3.5
Employee Benefit Plan, Note Receivable from Participant	32.0	29.0
Employee Benefit Plan, Net Asset Available for Benefit	$ 3,606.0	$ 3,197.0	$ 2,855.0